Basis of Presentation	6 Months Ended
Jun. 30, 2014
Basis of Presentation [Abstract]
Basis of Presentation

NOTE 1 - BASIS OF PRESENTATION

General

The accompanying condensed unaudited consolidated financial statements for the six months ended June 30, 2014 have been prepared by the Company, in accordance with accounting principles generally accepted in the United States of America or US GAAP for financial information. These financial statements reflect all adjustments, consisting of normal recurring adjustments and accruals, which are, in the opinion of management, necessary for a fair presentation of the financial position of the Company as of June 30, 2014 and the results of operations for the six months then ended. Accordingly, certain information and footnote disclosures normally included in annual financial statements prepared in accordance with US GAAP have been condensed or omitted. These financial statements should be read in conjunction with the audited financial statements and notes thereto of the Company for the year ended December 31, 2013 which are included in the Company's Form 20-F filed with the Securities and Exchange Commission. The results of operations presented are not necessarily indicative of the results to be expected for future quarters or for the year ending December 31, 2014.

The following discussion and analysis should be read in conjunction with the financial statements, related notes and other information included in this report and with the Risk Factors included in Part 1 Item 3 in our Annual Report on Form 20-F for the year ended December 31, 2013, filed with the SEC.

This Report contains statements that may constitute “forward-looking statements”. Generally, forward-looking statements include words or phrases such as “anticipates,” “believes,” “estimates,” “expects,” “intends,” “plans,” “projects,” “could,” “may,” “might,” “should,” “will”, the negative of such terms, and words and phrases of similar import. Such statements are based on management's current expectations and are subject to a number of risks and uncertainties. These risks and uncertainties could cause our actual results to differ materially from those described in the forward-looking statements. Any forward-looking statement represents our expectations or forecasts only as of the date it was made and should not be relied upon as representing its expectations or forecasts as of any subsequent date. Except as required by law, we undertake no obligation to correct or update any forward-looking statement, whether as a result of new information, future events or otherwise, even if our expectations or forecasts change.

Reclassifications

Certain amounts, related primarily to discontinued operations and income taxes payable in the prior year balance sheet, statements of operations and comprehensive loss have been reclassified to conform the current period presentation.